Accumulated Other Comprehensive Income (Loss)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)
The following table presents changes in accumulated other comprehensive income (loss) by component, net of tax, for the periods ending March 31, 2023, and March 31, 2022 (in thousands):

	March 31, 2023
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$(1,589)	$(130,875)	$(7,031)	$(139,495)
Net unrealized gains (losses)	47	17,218	—	17,265
Less: net realized (gains) losses reclassified to earnings	287	(1,866)	—	(1,579)
Net change in pension plan benefits	—	—	—	—
Ending Balance	$(1,255)	$(115,523)	$(7,031)	$(123,809)

	March 31, 2022
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$—	$12,975	$(6,020)	$6,955
Net unrealized gains (losses)	(503)	(63,808)	—	(64,311)
Less: net realized (gains) losses reclassified to earnings	(59)	(82)	—	(141)
Net change in pension plan benefits	—	—	—	—
Ending Balance	$(562)	$(50,915)	$(6,020)	$(57,497)
The following table presents amounts reclassified out of each component of accumulated other comprehensive income (loss) for the periods ending March 31, 2023, and December 31, 2022 (in thousands).

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income		Affected Line Item in the Statements of Income
	March 31, 2023	March 31, 2022
Cash flow hedges:
Interest rate contracts	$(363)	$75	Interest income
Tax effect	76	(16)	Income tax expense (benefit)
Net of Tax	$(287)	59

Available-for-sale securities:
Realized gains (losses) on securities	$—	$104	Net gains/(losses) on securities
Realized gains (losses) on basis adjustment for fair value hedges	2,362	—	Interest income
Tax effect	(496)	(22)	Income tax expense (benefit)
Net of Tax	$1,866	$82

Total reclassifications, net of tax	$1,579	$141	Net income
Accumulated Other Comprehensive Income (Loss)
The following table presents changes in accumulated other comprehensive income (loss) by component, net of tax, for the three and six months ended June 30, 2023, and June 30, 2022 (in thousands):

	Three months ended June 30, 2023
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$(1,255)	$(115,523)	$(7,031)	$(123,809)
Net unrealized gains (losses)	(275)	(5,254)	—	(5,529)
Less: net realized (gains) losses reclassified to earnings	334	2,827	—	3,161
Net change in pension plan benefits	—	—	—	—
Ending Balance	$(1,196)	$(117,950)	$(7,031)	$(126,177)

	Three months ended June 30, 2022
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$(562)	$(50,915)	$(6,020)	$(57,497)
Net unrealized gains (losses)	(362)	(46,277)	—	(46,639)
Less: net realized (gains) losses reclassified to earnings	(85)	—	—	(85)
Net change in pension plan benefits	—	—	—	—
Ending Balance	$(1,009)	$(97,192)	$(6,020)	$(104,221)

	Six months ended June 30, 2023
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$(1,589)	$(130,875)	$(7,031)	$(139,495)
Net unrealized gains (losses)	(228)	11,964	—	11,736
Less: net realized (gains) losses reclassified to earnings	621	961	—	1,582
Net change in pension plan benefits	—	—	—	—
Ending Balance	$(1,196)	$(117,950)	$(7,031)	$(126,177)

	Six months ended June 30, 2022
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$—	$12,975	$(6,020)	$6,955
Net unrealized gains (losses)	(865)	(110,085)	—	(110,950)
Less: net realized (gains) losses reclassified to earnings	(144)	(82)	—	(226)
Net change in pension plan benefits	—	—	—	—
Ending Balance	$(1,009)	$(97,192)	$(6,020)	$(104,221)
The following table presents amounts reclassified out of each component of accumulated other comprehensive income (loss) for the three and six months ended June 30, 2023, and June 30, 2022 (in thousands).

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income				Affected Line Item in the Statements of Income
	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Cash flow hedges:
Interest rate contracts	$(423)	$108	$(786)	$182	Interest income
Tax effect	89	(23)	165	(38)	Income tax expense (benefit)
Net of tax	$(334)	$85	$(621)	$144

Available-for-sale securities:
Realized gains (losses) on securities	$(111)	$—	$(111)	$104	Net gains/(losses) on securities
Realized gains (losses) on basis adjustment for fair value hedges	(3,468)	—	(1,106)	—	Interest income
Tax effect	752	—	256	(22)	Income tax expense (benefit)
Net of tax	$(2,827)	$—	$(961)	$82

Total reclassifications, net of tax	$(3,161)	$85	$(1,582)	$226	Net income
Accumulated Other Comprehensive Income (Loss)
The following table presents changes in accumulated other comprehensive income (loss) by component, net of tax, for the years ending December 31, 2022, 2021 and 2020 (in thousands):

	December 31, 2022
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$—	$12,975	$(6,020)	$6,955
Net unrealized gains (losses)	(1,721)	(144,209)	—	(145,930)
Less: net realized (gains) losses reclassified to earnings	132	359	—	491
Net change in pension plan benefits	—	—	(1,011)	(1,011)
Ending Balance	$(1,589)	$(130,875)	$(7,031)	$(139,495)

	December 31, 2021
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$—	$28,905	$(6,325)	$22,580
Net unrealized gains (losses)	—	(15,933)	—	(15,933)
Less: net realized (gains) losses reclassified to earnings	—	3	—	3
Net change in pension plan benefits	—	—	305	305
Ending Balance	$—	$12,975	$(6,020)	$6,955

	December 31, 2020
	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Defined Benefit Pension Items	Accumulated Other Comprehensive Income
Beginning Balance	$—	$7,838	$(6,412)	$1,426
Net unrealized gains (losses)	—	22,603	—	22,603
Less: net realized (gains) losses reclassified to earnings	—	(1,536)	—	(1,536)
Net change in pension plan benefits	—		87	87
Ending Balance	$—	$28,905	$(6,325)	$22,580
The following table presents amounts reclassified out of each component of accumulated other comprehensive income (loss) for the years ending December 31, 2022, 2021, and 2020 (in thousands).

Details about Accumulated Other Comprehensive Income Components	Amount Reclassified From Accumulated Other Comprehensive Income			Affected Line Item in the Statements of Income
	2022	2021	2020
Cash flow hedges:
Interest rate contracts	$(167)	$—	$—	Interest income
Tax effect	35	—	—	Income tax expense (benefit)
Net of Tax	$(132)	$—	$—

Available-for-sale securities:
Realized gains (losses) on securities	$(454)	$(4)	$1,944	Net gains/(losses) on securities
Tax effect	95	1	(408)	Income tax expense (benefit)
Net of Tax	$(359)	$(3)	$1,536

Defined benefit pension plan:
Amortization of actuarial gain / (loss)	$1,280	$(386)	$110	Pension and other employee benefits
Tax effect	(269)	81	(23)	Income tax expense (benefit)
Net of Tax	$1,011	$(305)	$87

Total reclassifications, net of tax	$520	$(308)	$1,623	Net income
Note: The Defined benefit pension plan items are included in the computation of net periodic pension cost. See Note 8— Defined Benefit Pension Plan, for additional information.